Goodwill and Other Intangible Assets (Movement in Carrying Amount of Goodwill) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Apr. 01, 2024
Goodwill [Roll Forward]
Goodwill, at beginning of period	¥ 1,301,005	¥ 1,086,510
Accumulated impairment losses, at beginning of period	(742,841)	(592,752)
Goodwill, net at beginning of period	558,164	493,758
Goodwill, acquired during period	101,169	151,774
Impairment loss	(37,703)	0
Foreign currency translation adjustments and other	(11,353)	30,849
Goodwill, at end of period	1,390,821	1,269,133
Accumulated impairment losses, at end of period	(780,544)	(592,752)
Goodwill, net at end of period	¥ 610,277	¥ 676,381
Goodwill, fully impaired before April 1, 2023			¥ 1,900,019